Share Capital and Share Premium (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	May 12, 2026	Nov. 11, 2025	May 11, 2026	Mar. 31, 2026	Dec. 01, 2025	Jan. 23, 2024
IfrsStatementLineItems [Line Items]
Par value per share						$ 10,000
Number of warrant shares issued						1
Warrant to company		$ 5
Number of ordinary share for subscription					11
Issued capital number of shares					1,100,000
Description related to subscription		The $5 million subscription was allocated between the SJP Warrants, share capital and share premium. 11 shares (which is presented as 1,100,000 ordinary shares after giving retroactive effect to the bonus issue) were issued at par value of $0.0001 with a negligible value, the SJP warrants has a fair value on issuance of $3,912,514, as detailed in note 12, with the balance of $1,087,486 being credited to share premium.
St James Place Limited [member]
IfrsStatementLineItems [Line Items]
Warrants granted		5,000,000
Exercise price of share		$ 15
Subscription		$ 5
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued		5,000,000
Events after reporting [member]
IfrsStatementLineItems [Line Items]
Bonus conversion	100,000-for-1
Number of warrant shares issued	2,000,000,000		500,000,000
Description related to bonus issue of share	the authorized share capital of the Company increased from US$50,000 divided into 500,000,000 shares of US$0.0001 par value each to US$200,000 divided into 2,000,000,000 shares of US$0.0001 each and bonus shares are issued at par value in the ratio of 100,000 bonus shares to one existing share. The number of outstanding ordinary shares after the bonus issue was 101,100,000 (March 31, 2025: 100,000,000). As a result, the share capital was increased by $10,110 with a corresponding entry of $10,110 made to accumulated losses
Events after reporting [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued	1,011
Events after reporting [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued	101,100,000
Recapitalization [member]
IfrsStatementLineItems [Line Items]
Shares authorised				500,000,000
Par value per share				$ 0.0001